SHAREHOLDERS' EQUITY (Schedule of Non-employees' Option Activity) (Details) (Non-employees [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Non-employees [Member]
Schedule Of Share Based Compensation Arrangements By Grantee [Line Items]
Options outstanding at beginning of year	375,500
Options granted	25,000
Options exercised	(79,000)
Options expired
Options outstanding at end of year	321,500	375,500
Options vested and expected to vest at end of year	321,500
Exercisable at end of year	317,337
Options outstanding at beginning of year	$ 4.41
Options granted	$ 5.5
Options exercised	$ 3.53
Options expired
Options outstanding at end of year	$ 4.71	$ 4.41
Options vested and expected to vest at end of year	$ 4.71
Exercisable at end of year	$ 4.64
Options outstanding at beginning of year	3 years 6 months 7 days	3 years 10 months 2 days
Options outstanding at end of year	3 years 6 months 7 days	3 years 10 months 2 days
Options vested and expected to vest at end of year	3 years 6 months 7 days
Exercisable at end of year	3 years 5 months 19 days